Accounts Receivable and Contract Assets - Summary of Aging of Loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Past Due Finance Lease Receivables [Line Items]
Total past due	¥ 935,195	¥ 17,773
Current	790,130	¥ 17,773
1-89 Days Past Due [Member]
Past Due Finance Lease Receivables [Line Items]
Total past due	42,965
90 Days or More Past Due [Member]
Past Due Finance Lease Receivables [Line Items]
Total past due	¥ 102,100